Trade Accounts and Notes Receivable (Policies)	12 Months Ended
Dec. 31, 2024
Trade Accounts And Notes Receivable
Trade accounts and notes receivables

Accounting policy:

Trade accounts and notes receivables: accounts and notes receivable from customers: accounts receivable from customers are recorded at fair value and, where applicable, adjusted to their present value. The Company measures the adjustment to present value (“AVP”) on the short- and long-term balances of accounts receivable, which are recorded in a reduction account of the respective item against the items Sales revenue and Financial income (expenses), net. The rate used by the Company represents the average of the Interbank Deposit Certificates plus a spread representing the credit risk. On December 31, 2024, this rate was 14.32% p.a. (13.13% p.a. on December 31, 2023).

Assignment of receivables: Trade receivables sold in assignment of receivables transactions are derecognized at the time of assignment, i.e. when the Company hands over control and transfers substantially all the associated risks and rewards to the buyer.

Expected credit losses in accounts receivable from customers and other receivables: the Company regularly assesses the historical losses on the customer portfolios it has in each region, taking in consideration the dynamics of the markets in which it operates and instruments it has for reducing credit risks, such as: letters of credit, insurance and collateral, as well as identifying specific customers whose risks are significantly different than the portfolio, which are treated according to individual expectations.

Based on these assessments, estimated loss factors are generated by portfolio and aging class, which, applied to the amounts of accounts receivable, generate the expected credit losses. Additionally, the Company evaluates macroeconomic factors that may influence these losses and, if necessary, adjusts the calculation model.

Securities receivable with legal proceedings in place are reclassified to noncurrent as well as the related estimated credit losses. The securities are written off against the estimated loss when the Management considers that they are no longer recoverable after taking all appropriate actions to collect them.